Investment Objectives and Goals	May 17, 2024
Calvert International Responsible Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Calvert International Responsible Index ETF
Calvert US Large-Cap Core Responsible Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Calvert US Large-Cap Core Responsible Index ETF
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Calvert US Mid-Cap Core Responsible Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Calvert US Mid-Cap Core Responsible Index ETF